Loan Quality and Allowance for Loan Losses - Contractual Payment Status of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	$ 1,815,510	$ 1,742,868	$ 1,361,718
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,575,475	1,486,998	1,139,655
Past due: 30-59 days	1,795	1,873	3,435
Past due: 60-89 days	766	1,224	1,728
Past due: 90+ days	8,707	13,268	16,625
Total past due	11,268	16,365	21,788
Loans and Leases Receivable, Gross	1,586,743	1,503,363	1,161,443
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	218,852	230,982	190,614
Past due: 30-59 days	2,062	1,402	744
Past due: 60-89 days	1,349	633	581
Past due: 90+ days	6,504	6,488	8,336
Total past due	9,915	8,523	9,661
Loans and Leases Receivable, Gross	228,767	239,505	200,275
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	570,600	580,612	500,647
Residential Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	497,282	495,330	484,836
Past due: 30-59 days	1,400	1,385	2,297
Past due: 60-89 days	764	1,163	1,515
Past due: 90+ days	5,558	8,567	10,339
Total past due	7,722	11,115	14,151
Loans and Leases Receivable, Gross	505,004	506,445	498,987
Residential Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	64,657	72,736	1,301
Past due: 30-59 days	330	689
Past due: 90+ days	609	742	359
Total past due	939	1,431	359
Loans and Leases Receivable, Gross	65,596	74,167	1,660
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	1,057,288	983,755	666,828
Commercial Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	949,456	875,887	542,504
Past due: 30-59 days	76		836
Past due: 90+ days	1,364	2,856	5,016
Total past due	1,440	2,856	5,852
Loans and Leases Receivable, Gross	950,896	878,743	548,356
Commercial Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	103,322	102,881	116,150
Past due: 30-59 days	953	561	258
Past due: 60-89 days	779	427	186
Past due: 90+ days	1,338	1,143	1,878
Total past due	3,070	2,131	2,322
Loans and Leases Receivable, Gross	106,392	105,012	118,472
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	8,708	7,281	11,851
Construction [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	5,700	3,619	5,717
Loans and Leases Receivable, Gross	5,700	3,619	5,717
Construction [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,224	2,810	4,448
Past due: 90+ days	784	852	1,686
Total past due	784	852	1,686
Loans and Leases Receivable, Gross	3,008	3,662	6,134
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	78,448	67,261	70,688
Commercial Business [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	43,383	31,081	26,141
Past due: 30-59 days	87	245
Past due: 90+ days	1,131	1,263	910
Total past due	1,218	1,508	910
Loans and Leases Receivable, Gross	44,601	32,589	27,051
Commercial Business [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	30,227	32,346	39,819
Past due: 30-59 days	542		45
Past due: 60-89 days	548		284
Past due: 90+ days	2,530	2,326	3,489
Total past due	3,620	2,326	3,818
Loans and Leases Receivable, Gross	33,847	34,672	43,637
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	72,195	75,611	80,813
Home Equity Loans [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	64,316	66,548	66,186
Past due: 30-59 days	44	183	21
Past due: 60-89 days		3	186
Past due: 90+ days	636	439	333
Total past due	680	625	540
Loans and Leases Receivable, Gross	64,996	67,173	66,726
Home Equity Loans [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	6,858	7,731	13,295
Past due: 30-59 days	44	152	433
Past due: 60-89 days	20	95	62
Past due: 90+ days	277	460	297
Total past due	341	707	792
Loans and Leases Receivable, Gross	7,199	8,438	14,087
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	23,411	24,010	26,613
Home Equity Lines of Credit [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,648	10,499	10,346
Past due: 30-59 days	123		115
Past due: 60-89 days		30
Past due: 90+ days	17	17
Total past due	140	47	115
Loans and Leases Receivable, Gross	10,788	10,546	10,461
Home Equity Lines of Credit [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	11,465	12,390	15,477
Past due: 30-59 days	193
Past due: 60-89 days		110	49
Past due: 90+ days	965	964	626
Total past due	1,158	1,074	675
Loans and Leases Receivable, Gross	12,623	13,464	16,152
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,860	4,338	4,278
Other Consumer [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,690	4,034	3,925
Past due: 30-59 days	65	60	166
Past due: 60-89 days	2	28	27
Past due: 90+ days	1	126	27
Total past due	68	214	220
Loans and Leases Receivable, Gross	4,758	4,248	4,145
Other Consumer [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	99	88	124
Past due: 30-59 days			8
Past due: 60-89 days	2	1
Past due: 90+ days	1	1	1
Total past due	3	2	9
Loans and Leases Receivable, Gross	$ 102	$ 90	$ 133